SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2015 CNY (¥) Segment	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Currency translation, rate of $US1	6.4778				6.4778
Restricted cash	$ 19				¥ 124		¥ 37,423
Inventory write-downs	1,157	¥ 7,492	¥ 2,756	¥ 11,926
Impairment losses of property and equipment	$ 1,458	9,445	9,877	6,984
Impairment of goodwill		¥ 0	0	0
Land use right period	50 years	50 years
Recognized income tax positions	greater than 50%	greater than 50%
Advertising and promotion costs		¥ 2,820	10,932	14,142
Vendor allowance, in cost of goods sold		121,331	100,772	104,714
Vendor allowance from reduction of advertising and promotion costs		18,855	18,171	16,759
Sales, marketing and other operating expenses	$ 176,436	¥ 1,142,918	1,098,000	1,026,798
Retail drugstore lease term	5 years	5 years
Number of reportable operating segment | Segment	1	1
Short-Term Pledged Bank Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash						$ 5,963	¥ 37,000
Government grant deposit [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	$ 19				¥ 124
Warehouse and buying costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Sales, marketing and other operating expenses		¥ 45,083	40,181	39,172
Distribution [Member]
Summary Of Significant Accounting Policies [Line Items]
Sales, marketing and other operating expenses		¥ 10,873	¥ 12,001	¥ 11,042